RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.         RELATED PARTY TRANSACTIONS

The Group had the following balances and transactions with related parties:

Balances:

	As of	As of
	February 28,	February 28,
	2021	2022

Amounts due from related parties-current (i)	$2,964	$919
Amounts due from related parties-non-current (i)	—	$77
Amounts due to related parties-current (ii)	$3,488	$205

Transactions:

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022

Services fees	$6,350	$3,745	$2,948
Other revenue	$4,113	$1,680	$1,295
Purchase of equipment	$120	$804	$581

(i)	The amounts due from related parties represent loans and prepayments to certain investees for service fees.

In fiscal year 2021 and 2022, the Group recorded $16,087 and $2,135 impairment loss on the amounts due from related parties.

(ii)	The amounts due to related parties primarily related to service fees payable to related parties.